Condensed Statement of Changes in Stockholders' Equity - USD ($)		Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at beginning period at Feb. 28, 2021		$ 0	$ 0	$ 0	$ 0	$ 0
Balance at beginning period, Shares at Feb. 28, 2021			0	0
Issuance of Class B common stock to Sponsor	[1]	25,000		$ 575	24,425	0
Issuance of Class B common stock to Sponsor, Shares	[1]			5,750,000
Net loss		(1,150)		$ 0	0	(1,150)
Balance at end of period, Shares at Mar. 08, 2021				5,750,000
Balance at end of period at Mar. 08, 2021		23,850		$ 575	24,425	(1,150)
Balance at beginning period at Feb. 28, 2021		0	$ 0	$ 0	0	0
Balance at beginning period, Shares at Feb. 28, 2021			0	0
Issuance of Class B common stock to Sponsor		25,000	$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor, Shares			0	5,750,000
Net loss		(1,178)	$ 0	$ 0	0	(1,178)
Balance at end of period, Shares at Mar. 31, 2021			0	5,750,000
Balance at end of period at Mar. 31, 2021		23,822	$ 0	$ 575	24,425	(1,178)
Balance at beginning period at Feb. 28, 2021		0	$ 0	$ 0	0	0
Balance at beginning period, Shares at Feb. 28, 2021			0	0
Net loss		(498,924)
Balance at end of period, Shares at Sep. 30, 2021			715,500	5,750,000
Balance at end of period at Sep. 30, 2021		(6,517,354)	$ 72	$ 575	0	(6,518,001)
Balance at beginning period at Mar. 31, 2021		23,822	$ 0	$ 575	24,425	(1,178)
Balance at beginning period, Shares at Mar. 31, 2021			0	5,750,000
Class A common stock in Private Placement to Sponsor, net of offering costs (Revised - see Note 2), Shares			715,500	0
Class A common stock in Private Placement to Sponsor, net of offering costs (Revised - see Note 2)		7,138,437	$ 72	$ 0	7,138,365	0
Accretion of redeemable Class A common stock to redemption amount (Revised—see Note 2)		(13,181,867)	0	0	(7,162,790)	(6,019,077)
Net loss		(206,066)	$ 0	$ 0	0	(206,066)
Balance at end of period, Shares at Jun. 30, 2021			715,500	5,750,000
Balance at end of period at Jun. 30, 2021		(6,225,674)	$ 72	$ 575	0	(6,226,321)
Net loss		(291,680)	$ 0	$ 0	0	(291,680)
Balance at end of period, Shares at Sep. 30, 2021			715,500	5,750,000
Balance at end of period at Sep. 30, 2021		$ (6,517,354)	$ 72	$ 575	$ 0	$ (6,518,001)

[1]	Includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).